Cash and cash equivalents and investment securities	6 Months Ended
Jun. 30, 2026
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Cash and cash equivalents and investment securities
15.	Cash and cash equivalents and investment securities
Cash and cash equivalents

Million US dollar	30 June 2026	31 December 2025

Short-term bank deposits	3 030	6 248
Cash and bank accounts	4 628	5 390
Cash and cash equivalents	7 658	11 638
Bank overdrafts	(29)	(14)
Cash and cash equivalents in the statement of cash flows	7 629	11 623
The cash outstanding as of 30 June 2026 includes restricted cash for an amount of 105 US dollar (31 December 2025: 106m US dollar). This restricte
d
cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (77m
US dollar).

Investment securities

Million US dollar	30 June 2026	31 December 2025

Investment in equity securities	145	134
Investment in debt securities	20	27
Non-current investments	166	161

Investment in debt securities	353	306
Current investments	353	306
As of 30 June 2026, current debt securities of 353m US dollar mainly represented investments in government bonds (31 December 2025: 306m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.